Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum Period of Payment terms for which sales to dealers do not qualify for an "interest free" period	30 days
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Advertising expense	$ 241,000,000	$ 210,000,000	$ 223,000,000
Foreign currency translation net loss	68,000,000	33,000,000	40,000,000
Foreign currency translation gain of deferred in accumulated other comprehensive loss		52,000,000
Cash payments for interest	1,013,000,000	1,047,000,000	1,311,000,000
CNH paid taxes	521,000,000	673,000,000	433,000,000
Gain Loss at the time of securitization	0
Impairment of goodwill and other intangible assets	0	0
Iveco Finance Holdings Limited [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash consideration paid on acquisition			154,000,000
Acquired receivables			3,381,000,000
Assumed debt			3,148,000,000
Increase in revenue if acquisition had occurred as of January 1, 2011			$ 214,000,000
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted Average Life	5 years
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted Average Life	25 years